COMMON STOCK AND STOCK INCENTIVE PLANS (Summary of Stock-Based Compensation Expense Recognized In Company'S Consolidated Statement of Operations) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense recognized	$ 1,545	$ 2,289	$ 1,698
Cost of Sales [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense recognized	40	60	7
Selling, General and Administrative Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense recognized	1,391	2,185	1,597
Research and Development Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Stock-based compensation expense recognized	$ 114	$ 44	$ 94